Business acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Disclosure of detailed information about business acquisitions

Acquisition of Tesco Bank Retail Bank Assets and Liabilities[1]
Barclays Group
As at acquisition date	£m
Assets
Cash and balances at central banks	337
Cash and collateral and settlement balances	50
Loans and advances at amortised cost to customers[2]	8,085
Of which:
Credit card receivables	4,051
Unsecured loan receivables	4,034
Loans and advances at amortised cost to banks	70
Derivative financial instruments	20
Goodwill and intangible assets[3]	83
Property, plant and equipment	21
Other assets	132
Total assets	8,798
—
Liabilities
Deposits at amortised cost from customers	(6,923)
Debt securities in issue	(554)
Other liabilities	(83)
Provisions	(65)
Total liabilities	(7,625)
Notes:
1This financial information represents the acquisition of the retail banking business of Tesco Bank by the Barclays Bank UK Group as at the acquisition date
1 November 2024.
2Loans and advances at amortised cost acquired includes total credit cards and unsecured loan receivables of £8,085m, recognised initially at fair value at the point of acquisition and subsequently measured at amortised cost. This represents a gross contractual amount receivable of £8,634m comprising credit cards receivables of £4,323m and unsecured loan receivables of £4,311m. After acquisition an expected credit loss allowance of £209m has been recognised, comprising £133m on credit cards receivables and £76m on unsecured loan receivables along with the associated impairment expense.
3Intangible assets include £66m of Purchased Credit Cards Receivables (PCCR) and £17m of Core Deposit Intangibles (CDI).